Derivative Financial Instruments - Schedule of Fair Value Assumption of Derivative Instruments (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2018	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2019 USD ($)
Fair Value: Conversion feature		$ 0	$ 400,139	$ 565,195
Risk Free Interest Rate [Member]
Conversion feature		0.17	1.77	1.75
Expected Volatility [Member]
Conversion feature		182	222	223
Expected Life [Member]
Conversion feature: Expected life (in years)	1 year		1 year
Expected Life [Member] | Minimum [Member]
Conversion feature: Expected life (in years)		3 months
Expected Life [Member] | Maximum [Member]
Conversion feature: Expected life (in years)		12 months
Expected Dividend Yield [Member]
Conversion feature		0.00	0.00	0.00